Financial Instruments and Risk Management - Non Derivative Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2023
Non Derivative Financial Instruments
Long-term debt, net of deferred financing costs		$ 10,300	$ 11,100
Fair value of long-term debt		10,100	11,100
Carrying value of partnership liability		$ 398	$ 413
Fort McKay First Nation and the Mikisew Cree First Nation Partnership | East Tank Farm Development
Non Derivative Financial Instruments
Percentage of partnership ownership interest acquired	49.00%